Condensed Interim Consolidated Statements of Profit and Loss and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Profit or loss [abstract]
Revenue	$ 181,669	$ 96,791	$ 680,718	$ 336,596
Cost of sales	94,483	78,178	305,793	190,741
Product margin	87,186	18,613	374,925	145,855
Operating expenses:
Sales and marketing	1,122,134	605,844	5,207,795	3,393,858
Research and development	1,854,795	909,003	7,591,168	1,702,491
General and administrative	2,750,895	3,979,359	7,630,246	13,104,566
Total operating expenses	5,727,824	5,494,206	20,429,209	18,200,915
Loss from operations	(5,640,638)	(5,475,593)	(20,054,284)	(18,055,060)
Other income (expense)
Other income	38,652	78,081	209,620	171,013
Other expense	(697,771)	(198,715)	(1,267,736)	(314,627)
Total other expense	(659,119)	(120,634)	(1,058,116)	(143,614)
Loss before income tax	(6,299,757)	(5,596,227)	(21,112,400)	(18,198,674)
Income taxes provision
Net loss	(6,299,757)	(5,596,227)	(21,112,400)	(18,198,674)
Foreign currency translation gain	481,463	64,099	330,867	146,742
Comprehensive loss	$ (5,818,294)	$ (5,532,128)	$ (20,781,533)	$ (18,051,932)
Basic and loss per ordinary share (in Dollars per share)	$ (0.39)	$ (0.39)	$ (1.38)	$ (1.32)
Weighted average number of ordinary shares outstanding (in Shares)	15,967,714	14,286,157	15,294,040	13,821,914